As Filed with the U.S. Securities and Exchange Commission on May 9, 2014

1933 Act File No. 33-14567

1940 Act File No. 811-5188

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 63 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 63 ☒
(Check appropriate box or boxes.)
__________________
American Century Variable Portfolios, Inc. (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices)(Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 9th day of May, 2014.

American Century Variable Portfolios, Inc.
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE
* _________________________________ Jonathan S. Thomas	President and Director	May 9, 2014

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	May 9, 2014

* _________________________________ Thomas A. Brown	Director	May 9, 2014

* _________________________________ Barry Fink	Director	May 9, 2014

* _________________________________ Andrea C. Hall, Ph.D.	Director	May 9, 2014

* _________________________________ Jan M. Lewis	Director	May 9, 2014

* _________________________________ James A. Olson	Chairman of the Board and Director	May 9, 2014

* _________________________________ M. Jeannine Strandjord	Director	May 9, 2014

* _________________________________ John R. Whitten	Director	May 9, 2014

* _________________________________ Stephen E. Yates	Director	May 9, 2014

By:          /s/ Danielle Doerhoff

____________________________________

Danielle Doerhoff

Attorney in Fact

Power of Attorney, dated December 5, 2013 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 59 to the Registration Statement of the Registrant on January 17, 2014, File No. 33-14567, and incorporated herein by reference).

Secretary’s Certificate, dated December 12, 2013 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 59 to the Registration Statement of the Registrant on January 17, 2014, File No. 33-14567, and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

Exhibit – 101.INS	XBRL Instance Document

Exhibit – 101.SCH	XBRL Taxonomy Extension Schema Document

Exhibit – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Exhibit – 101.LAB	XBRL Taxonomy Extension Label Linkbase Document

Exhibit – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document